Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The Group has the following balances with related parties which have been included in the unaudited condensed consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2019	2020
Dividends receivable from associate	450	825
Other receivables	123	2,517
Total	573	3,342

Other receivables include a balance of $2,457 which is receivable from Egypt LNG Shipping Ltd. from the sale of a low-pressure turbine (Note 5).

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2019	2020
Ship management creditors	328	512
Amounts due to related parties	200	78

Ship management creditors’ liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group’s management.

Amounts due to related parties of $ 78 as of June 30, 2020 (December 31, 2019: $200) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.